Schedule of Investments – IQ Candriam International Equity ETF (formerly, IQ Candriam ESG International Equity ETF)

July 31, 2023 (Unaudited)

	Shares	Value
Common Stocks — 99.2%
Australia — 7.8%
Alumina Ltd.	40,428	$38,957
ANZ Group Holdings Ltd.	51,802	898,849
APA Group	20,380	137,331
ASX Ltd.	3,316	138,784
Atlas Arteria Ltd.	20,441	86,502
BlueScope Steel Ltd.	7,948	116,970
Brambles Ltd.	23,972	227,280
Charter Hall Group	8,028	61,832
Cochlear Ltd.	1,131	182,285
Coles Group Ltd.	22,374	274,245
Commonwealth Bank of Australia	29,069	2,070,663
Computershare Ltd.	9,087	153,572
Dexus	18,368	101,741
Evolution Mining Ltd.	30,818	76,837
Goodman Group	31,680	438,479
GPT Group (The)	32,906	96,234
IDP Education Ltd.	3,526	59,115
IGO Ltd.	11,548	107,386
Insurance Australia Group Ltd.	42,239	168,784
Lendlease Corp., Ltd.	11,885	69,115
Lynas Rare Earths Ltd.*	15,979	72,465
Macquarie Group Ltd.	6,255	737,655
Medibank Pvt Ltd.	47,531	112,421
Mineral Resources Ltd.	2,862	137,757
Mirvac Group	67,804	106,914
National Australia Bank Ltd.	53,939	1,032,976
Orica Ltd.	7,816	82,952
Pilbara Minerals Ltd.	47,300	154,266
QBE Insurance Group Ltd.	25,668	272,764
Ramsay Health Care Ltd.	3,127	124,131
REA Group Ltd.	866	91,927
Rio Tinto Ltd.	6,403	505,117
Rio Tinto PLC	18,447	1,222,347
Santos Ltd.	56,957	305,509
Scentre Group	89,419	169,317
SEEK Ltd.	5,891	98,844
Sonic Healthcare Ltd.	7,747	183,494
Stockland	41,046	116,720
Suncorp Group Ltd.	21,813	209,162
Telstra Group Ltd.	199,184	571,778
Transurban Group	53,124	513,338
Vicinity Ltd.	66,280	88,209
Wesfarmers Ltd.	19,410	649,394
Westpac Banking Corp.	60,293	907,639
WiseTech Global Ltd.	2,950	170,538
Woodside Energy Group Ltd.	32,739	838,104
Woolworths Group Ltd.	20,821	541,847

Total Australia		15,522,546

Austria — 0.3%
ams-OSRAM AG*	4,501	40,127
ANDRITZ AG	1,225	64,911
BAWAG Group AG*	1,351	65,987
CA Immobilien Anlagen AG	759	24,310
Erste Group Bank AG	5,648	214,091
EVN AG	610	14,493
OMV AG	2,447	110,615
Verbund AG	559	46,440
Wienerberger AG	1,852	60,890

Total Austria		641,864

Belgium — 0.6%
Ageas SA	2,639	112,108
Azelis Group NV	1,723	44,643
D’ieteren Group	376	65,790
	Shares	Value
Common Stocks (continued)
Belgium (continued)
Elia Group SA	487	$60,084
Etablissements Franz Colruyt NV	870	33,160
KBC Group NV	4,313	325,262
Proximus SADP	2,449	18,809
Sofina SA	259	61,738
Solvay SA	1,203	144,706
UCB SA	2,071	183,857
Umicore SA(a)	3,482	103,348
Warehouses De Pauw CVA	2,754	81,619

Total Belgium		1,235,124

Chile — 0.1%
Antofagasta PLC	5,973	128,919

China — 0.9%
Alibaba Health Information Technology Ltd.*	86,878	61,493
BYD Electronic International Co., Ltd.	10,377	39,785
China Gas Holdings Ltd.	46,567	51,889
China Mengniu Dairy Co., Ltd.*	51,854	195,815
Chow Tai Fook Jewellery Group Ltd.	30,165	52,372
CSPC Pharmaceutical Group Ltd.	144,763	120,470
ESR Group Ltd.	44,185	77,053
Fosun International Ltd.	37,574	27,318
NXP Semiconductors NV	4,479	998,728
Shimao Group Holdings Ltd.*	20,336	3,964
Wilmar International Ltd.	36,035	104,756
Xinyi Glass Holdings Ltd.	27,242	44,992

Total China		1,778,635

Denmark — 3.4%
AP Moller - Maersk A/S, Class A	45	90,742
AP Moller - Maersk A/S, Class B	70	144,312
Chr Hansen Holding A/S	1,769	133,997
Coloplast A/S, Class B	2,135	266,081
Demant A/S*	1,495	59,784
Genmab A/S*	1,119	461,387
Novo Nordisk A/S, Class B	27,733	4,481,231
Novozymes A/S, Class B	3,529	177,513
Orsted A/S	3,259	285,047
Pandora A/S	1,513	151,853
Tryg A/S	5,774	114,381
Vestas Wind Systems A/S*	17,372	466,831

Total Denmark		6,833,159

Faroe Islands — 0.0%(b)
Bakkafrost P/F	856	50,049

Finland — 1.2%
Elisa OYJ	2,432	127,206
Huhtamaki OYJ	1,797	64,015
Kesko OYJ, Class B	4,647	93,223
Kone OYJ, Class B	5,724	294,344
Metso Outotec OYJ	12,015	136,776
Nokia OYJ	91,207	359,804
Nordea Bank Abp	56,376	640,593
Orion OYJ, Class B	1,820	70,112
Stora Enso OYJ, Class R	9,852	121,169
UPM-Kymmene OYJ	9,114	302,464

Schedule of Investments – IQ Candriam International Equity ETF (formerly, IQ Candriam ESG International Equity ETF) (continued)

July 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (continued)
Finland (continued)
Wartsila OYJ Abp	8,383	$105,597

Total Finland		2,315,303

France — 7.3%
Adevinta ASA*	3,396	25,160
Air Liquide SA	8,800	1,584,988
AXA SA	30,706	946,920
BioMerieux	731	78,630
BNP Paribas SA	18,516	1,225,295
Bouygues SA	3,303	118,611
Capgemini SE	2,736	497,282
Carrefour SA(a)	10,075	202,057
Cie de Saint-Gobain	8,056	546,073
Cie Generale des Etablissements Michelin SCA	11,595	380,581
Credit Agricole SA	19,131	238,054
Dassault Systemes SE	11,677	500,623
EssilorLuxottica SA	4,883	984,902
Hermes International	558	1,240,595
Kering SA	1,226	707,762
Legrand SA	4,429	444,956
L’Oreal SA	3,858	1,800,136
Sartorius Stedim Biotech	427	133,939
Societe Generale SA	12,895	351,382
Sodexo SA	1,402	144,282
TotalEnergies SE	39,248	2,391,255

Total France		14,543,483

Germany — 7.3%
adidas AG	2,861	580,408
Bayerische Motoren Werke AG	5,259	642,799
Beiersdorf AG	1,691	219,627
Carl Zeiss Meditec AG	628	72,944
Deutsche Boerse AG	3,169	609,000
Deutsche Telekom AG	55,746	1,219,542
DHL Group	16,323	840,815
E.ON SE	38,217	484,776
Evonik Industries AG	3,466	71,881
Fresenius Medical Care AG & Co. KGaA	3,436	178,886
Fresenius SE & Co. KGaA	7,104	223,461
Hapag-Lloyd AG(a)	104	23,781
HeidelbergCement AG	2,374	192,906
Infineon Technologies AG	22,487	991,720
Knorr-Bremse AG	1,141	80,437
Mercedes-Benz Group AG	13,579	1,087,530
Merck KGaA	2,233	393,426
Muenchener Rueckversicherungs-Gesellschaft AG	2,416	912,603
Puma SE	1,736	117,598
SAP SE	17,672	2,423,838
Siemens AG	12,762	2,180,680
Symrise AG	2,292	251,137
Talanx AG	777	47,717
Telefonica Deutschland Holding AG	15,376	41,551
Volkswagen AG	498	79,862
Vonovia SE	12,218	286,123
Zalando SE*	3,794	131,348

Total Germany		14,386,396

Guatemala — 0.0%(b)
Millicom International Cellular SA*	2,976	46,265
	Shares	Value
Common Stocks (continued)
Hong Kong — 2.8%
AIA Group Ltd.	201,105	$1,995,913
CK Asset Holdings Ltd.	31,817	183,590
Futu Holdings Ltd.*	1,220	73,444
Hang Lung Properties Ltd.	30,483	47,296
Hang Seng Bank Ltd.	12,499	190,241
HKT Trust & HKT Ltd.	62,946	74,176
Hong Kong & China Gas Co., Ltd.	188,434	161,162
Hong Kong Exchanges & Clearing Ltd.	20,606	860,840
Link REIT	44,100	246,832
MTR Corp., Ltd.	27,073	124,452
Prudential PLC	47,514	661,776
Sino Biopharmaceutical Ltd.	169,315	76,422
Sino Land Co., Ltd.	57,505	70,419
Sun Hung Kai Properties Ltd.	25,145	314,526
Swire Pacific Ltd., Class A	7,308	60,863
Swire Pacific Ltd., Class B	13,897	18,568
Swire Properties Ltd.	18,188	45,478
Techtronic Industries Co., Ltd.	24,290	274,242
Wharf Real Estate Investment Co., Ltd.	26,751	143,210

Total Hong Kong		5,623,450

Ireland — 0.9%
AerCap Holdings NV*	2,803	178,859
Bank of Ireland Group PLC	17,718	187,457
CRH PLC	12,791	765,278
Kerry Group PLC, Class A	2,714	270,386
Kingspan Group PLC	2,639	212,403
Smurfit Kappa Group PLC	4,472	178,486

Total Ireland		1,792,869

Israel — 0.6%
Bank Hapoalim BM	21,461	191,434
Bank Leumi Le-Israel BM	25,423	203,806
Bezeq The Israeli Telecommunication Corp., Ltd.	34,564	45,945
Check Point Software Technologies Ltd.*	78	10,312
Check Point Software Technologies Ltd.*	1,662	219,733
Israel Discount Bank Ltd., Class A	21,360	113,632
Mizrahi Tefahot Bank Ltd.	2,593	93,991
Nice Ltd.*	1,099	238,449
Tower Semiconductor Ltd.*	1,891	70,351
Wix.com Ltd.*	950	89,604

Total Israel		1,277,257

Italy — 2.3%
A2A SpA	26,859	51,394
Amplifon SpA	2,094	71,086
Assicurazioni Generali SpA	18,047	385,617
Banca Mediolanum SpA	3,498	34,093
DiaSorin SpA(a)	385	43,318
Enel SpA	132,611	917,029
Eni SpA	39,586	605,974
FinecoBank Banca Fineco SpA	10,535	163,951
Intesa Sanpaolo SpA	278,899	808,416
Mediobanca Banca di Credito Finanziario SpA	10,446	139,589
Moncler SpA	3,353	242,957
Nexi SpA*	8,394	72,872
Pirelli & C SpA	4,348	23,250
Poste Italiane SpA(a)	7,876	90,267
Prysmian SpA	4,440	177,455

Schedule of Investments – IQ Candriam International Equity ETF (formerly, IQ Candriam ESG International Equity ETF) (continued)

July 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (continued)
Italy (continued)
UniCredit SpA	31,177	$790,605

Total Italy		4,617,873

Japan — 23.7%
Advantest Corp.	3,164	434,805
Aeon Co., Ltd.	13,524	292,982
AGC, Inc.	3,510	126,882
Ajinomoto Co., Inc.	9,035	352,103
Asahi Intecc Co., Ltd.	3,684	75,661
Asahi Kasei Corp.	23,448	159,819
Asics Corp.	2,660	83,836
Astellas Pharma, Inc.	30,848	451,712
Azbil Corp.	2,257	71,167
Bridgestone Corp.	9,462	392,452
Brother Industries Ltd.	4,337	67,567
Canon, Inc.	17,281	446,742
Capcom Co., Ltd.	2,886	130,000
Central Japan Railway Co.	3,213	410,105
Chiba Bank Ltd. (The)	12,616	88,680
Chugai Pharmaceutical Co., Ltd.	11,042	328,820
Coca-Cola Bottlers Japan Holdings, Inc.	2,429	28,029
Concordia Financial Group Ltd.	19,886	90,906
CyberAgent, Inc.	7,136	45,097
Dai Nippon Printing Co., Ltd.	4,095	116,411
Daifuku Co., Ltd.	5,908	126,202
Daiichi Sankyo Co., Ltd.	33,092	1,012,464
Daikin Industries Ltd.	4,702	949,468
Daito Trust Construction Co., Ltd.	1,040	111,920
Daiwa House Industry Co., Ltd.	10,660	289,759
Daiwa House REIT Investment Corp.	35	68,975
Daiwa Securities Group, Inc.	24,701	133,884
Denso Corp.	7,688	534,664
Dentsu Group, Inc.	3,433	114,820
Disco Corp.	1,533	287,438
East Japan Railway Co.	6,291	356,570
Ebara Corp.	1,595	75,260
Eisai Co., Ltd.	4,879	308,234
ENEOS Holdings, Inc.	48,026	174,216
FANUC Corp.	16,353	500,442
Fast Retailing Co., Ltd.	2,881	721,061
FUJIFILM Holdings Corp.	5,284	306,709
Fujitsu Ltd.	3,288	425,464
GLP J-Reit	71	70,011
GMO Payment Gateway, Inc.	763	58,186
Hakuhodo DY Holdings, Inc.	3,772	43,354
Hankyu Hanshin Holdings, Inc.	4,072	135,303
Hikari Tsushin, Inc.	329	48,790
Hirose Electric Co., Ltd.	521	65,968
Hitachi Construction Machinery Co., Ltd.	1,780	53,332
Hitachi Ltd.	15,825	1,035,620
Honda Motor Co., Ltd.	29,286	930,235
Hoshizaki Corp.	1,873	71,819
Hoya Corp.	6,028	701,315
Hulic Co., Ltd.	8,286	70,537
Ibiden Co., Ltd.	2,156	130,896
Isuzu Motors Ltd.	10,430	135,220
Ito En Ltd.	954	27,295
Itochu Techno-Solutions Corp.	1,466	37,166
J Front Retailing Co., Ltd.	4,302	41,875
Japan Exchange Group, Inc.	9,127	159,022
Japan Metropolitan Fund Invest	115	78,917
Japan Post Bank Co., Ltd.	6,788	56,519
JFE Holdings, Inc.	9,147	147,879
JSR Corp.	3,472	99,507
JTEKT Corp.	3,872	36,477
Kajima Corp.	7,640	120,773
	Shares	Value
Common Stocks (continued)
Japan (continued)
Kao Corp.	7,802	$296,639
KDDI Corp.	26,606	784,061
Keikyu Corp.	4,491	42,720
Keio Corp.	1,901	63,206
Keisei Electric Railway Co., Ltd.	2,732	113,449
Kikkoman Corp.	2,650	152,644
Kintetsu Group Holdings Co., Ltd.	3,270	109,806
Kobayashi Pharmaceutical Co., Ltd.	873	48,037
Kobe Bussan Co., Ltd.	2,445	65,186
Koei Tecmo Holdings Co., Ltd.	1,954	33,447
Koito Manufacturing Co., Ltd.	4,142	76,103
Komatsu Ltd.	15,480	431,889
Kose Corp.	578	56,628
Kubota Corp.	18,358	277,088
Kuraray Co., Ltd.	5,605	56,393
Kurita Water Industries Ltd.	1,943	78,073
Kyocera Corp.	5,742	308,923
Kyowa Kirin Co., Ltd.	4,293	82,065
Kyushu Railway Co.	2,432	53,354
Lion Corp.	4,407	42,169
Lixil Corp.	4,805	61,466
M3, Inc.	7,061	162,162
Makita Corp.	4,214	118,252
Marui Group Co., Ltd.	3,071	55,009
MEIJI Holdings Co., Ltd.	4,625	107,031
MINEBEA MITSUMI, Inc.	6,692	123,779
Mitsubishi Chemical Group Corp.	24,604	147,108
Mitsubishi Estate Co., Ltd.	21,985	268,778
Mitsui Chemicals, Inc.	3,071	88,188
Mitsui Fudosan Co., Ltd.	15,306	314,404
Mitsui OSK Lines Ltd.	6,239	161,376
Mizuho Financial Group, Inc.	43,565	737,122
MonotaRO Co., Ltd.	4,262	52,075
MS&AD Insurance Group Holdings, Inc.	7,347	273,651
Nabtesco Corp.	1,873	39,680
NEC Corp.	4,379	221,385
NGK Insulators Ltd.	4,999	61,291
Nidec Corp.	8,280	492,616
Nihon M&A Center Holdings, Inc.	5,202	29,767
Nikon Corp.	5,625	74,272
Nintendo Co., Ltd.	19,874	902,219
Nippon Building Fund, Inc.	27	113,260
Nippon Paint Holdings Co., Ltd.	15,355	140,711
Nippon Prologis REIT, Inc.	36	73,657
Nippon Sanso Holdings Corp.	3,217	77,708
Nippon Shinyaku Co., Ltd.	1,055	42,726
Nippon Telegraph & Telephone Corp.	925,637	1,061,277
Nippon Yusen K.K.	8,531	207,030
Nissan Chemical Corp.	2,266	101,769
Nissan Motor Co., Ltd.	37,970	166,493
Nisshin Seifun Group, Inc.	4,418	54,852
Nissin Foods Holdings Co., Ltd.	1,054	89,020
Nitori Holdings Co., Ltd.	1,413	173,592
Nitto Denko Corp.	2,555	181,627
Nomura Holdings, Inc.	49,340	203,673
Nomura Real Estate Holdings, Inc.	1,778	44,087
Nomura Real Estate Master Fund, Inc.	71	84,552
Nomura Research Institute Ltd.	6,709	190,343
NSK Ltd.	8,391	54,269
NTT Data Corp.	10,720	149,052
Obayashi Corp.	11,936	110,430
Odakyu Electric Railway Co., Ltd.	5,477	80,066
Oji Holdings Corp.	16,034	63,310
Olympus Corp.	21,647	352,937
Omron Corp.	3,229	173,222
Ono Pharmaceutical Co., Ltd.	7,596	139,084
Open House Group Co., Ltd.	1,297	49,331

Schedule of Investments – IQ Candriam International Equity ETF (formerly, IQ Candriam ESG International Equity ETF) (continued)

July 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Oriental Land Co., Ltd.	19,018	$729,505
ORIX Corp.	19,850	381,548
Otsuka Holdings Co., Ltd.	7,646	281,182
Pan Pacific International Holdings Corp.	6,592	130,327
Panasonic Holdings Corp.	38,918	482,092
Persol Holdings Co., Ltd.	3,222	63,678
Rakuten Group, Inc.	15,821	61,812
Recruit Holdings Co., Ltd.	24,863	863,240
Renesas Electronics Corp.*	20,825	403,880
Resona Holdings, Inc.	40,975	223,332
Resonac Holdings Corp.	3,057	50,014
Ricoh Co., Ltd.	9,764	86,830
Rohm Co., Ltd.	1,511	141,444
SBI Holdings, Inc.	4,171	88,055
SBI Shinsei Bank Ltd.	1,298	26,119
Secom Co., Ltd.	3,591	240,942
Seiko Epson Corp.	4,752	78,013
Sekisui Chemical Co., Ltd.	6,569	99,820
Sekisui House Ltd.	10,656	217,425
SG Holdings Co., Ltd.	7,825	114,252
Sharp Corp.*	4,789	28,482
Shimadzu Corp.	4,737	143,730
Shimano, Inc.	1,368	207,492
Shimizu Corp.	9,926	68,437
Shin-Etsu Chemical Co., Ltd.	33,838	1,114,358
Shionogi & Co., Ltd.	5,067	211,553
Shiseido Co., Ltd.	6,763	296,548
SMC Corp.	967	504,667
Sompo Holdings, Inc.	5,623	248,974
Sony Group Corp.	21,274	1,993,689
Square Enix Holdings Co., Ltd.	1,516	70,252
SUMCO Corp.	5,881	85,682
Sumitomo Chemical Co., Ltd.	24,715	76,208
Sumitomo Electric Industries Ltd.	12,586	161,223
Sumitomo Metal Mining Co., Ltd.	4,310	149,066
Sumitomo Mitsui Financial Group, Inc.	22,100	1,041,226
Sumitomo Mitsui Trust Holdings, Inc.	5,802	225,701
Sumitomo Pharma Co., Ltd.	2,645	10,972
Sumitomo Rubber Industries Ltd.	3,027	30,924
Sundrug Co., Ltd.	1,170	34,553
Suntory Beverage & Food Ltd.	2,167	77,190
Suzuki Motor Corp.	6,852	274,746
Sysmex Corp.	2,745	185,956
T&D Holdings, Inc.	9,329	151,741
TDK Corp.	6,466	247,436
Terumo Corp.	12,405	406,079
TIS, Inc.	4,064	103,059
Tobu Railway Co., Ltd.	3,609	95,534
Tokio Marine Holdings, Inc.	32,849	753,483
Tokyo Electron Ltd.	7,816	1,168,714
Tokyu Corp.	9,512	120,808
TOPPAN, Inc.	5,010	117,845
Toshiba Corp.	7,187	232,131
TOTO Ltd.	2,633	81,003
Toyota Motor Corp.	196,592	3,301,439
Unicharm Corp.	7,134	264,462
United Urban Investment Corp.	51	55,099
USS Co., Ltd.	3,423	59,339
Welcia Holdings Co., Ltd.	1,592	29,984
West Japan Railway Co.	4,107	168,899
Yakult Honsha Co., Ltd.	2,291	127,369
Yamaha Corp.	2,802	108,467
Yamaha Motor Co., Ltd.	5,285	154,741
Yamato Holdings Co., Ltd.	5,323	99,731
Yaskawa Electric Corp.	4,522	196,405
Yokohama Rubber Co., Ltd. (The)	2,269	50,832
	Shares	Value
Common Stocks (continued)
Japan (continued)
ZOZO, Inc.	2,018	$39,371

Total Japan		47,028,041

Jordan — 0.0%(b)
Hikma Pharmaceuticals PLC	2,725	73,243

Mexico — 0.0%(b)
Fresnillo PLC	3,180	25,294

Netherlands — 6.7%
Adyen NV*	518	965,078
Akzo Nobel NV	2,939	251,973
Argenx SE*	957	482,787
ASM International NV	796	379,794
ASML Holding NV	6,804	4,892,633
ING Groep NV	60,710	888,906
JDE Peet’s NV	1,683	50,917
Koninklijke Ahold Delhaize NV	16,568	573,310
Koninklijke KPN NV	55,400	201,079
NN Group NV	4,316	165,980
Shell PLC	118,078	3,594,557
Universal Music Group NV	13,199	339,511
Wolters Kluwer NV	4,276	538,395

Total Netherlands		13,324,920

New Zealand — 0.4%
Auckland International Airport Ltd.*	20,831	108,899
Chorus Ltd.	7,094	37,969
Fisher & Paykel Healthcare Corp., Ltd.	9,467	144,761
Mercury NZ Ltd.	11,266	46,205
Meridian Energy Ltd.	21,844	76,742
Spark New Zealand Ltd.	32,025	103,242
Xero Ltd.*	2,182	179,690

Total New Zealand		697,508

Norway — 0.8%
Aker ASA, Class A	377	23,999
DNB Bank ASA	15,418	318,678
Equinor ASA	17,056	519,950
Frontline PLC	2,473	41,376
Gjensidige Forsikring ASA	3,127	49,518
Leroy Seafood Group ASA	4,629	19,319
NEL ASA*(a)	28,807	39,225
Nordic Semiconductor ASA*	2,846	41,973
Norsk Hydro ASA	22,876	150,147
Orkla ASA	13,726	108,652
Schibsted ASA, Class A	1,181	25,344
Schibsted ASA, Class B	1,650	32,440
SpareBank 1 SR-Bank ASA	2,933	37,951
Storebrand ASA	7,501	65,723
Telenor ASA	11,116	119,220
TOMRA Systems ASA	4,026	62,122
Wallenius Wilhelmsen ASA	1,766	12,289

Total Norway		1,667,926

Poland — 0.5%
Allegro.eu SA*	7,253	64,131
Bank Polska Kasa Opieki SA	3,050	90,326
CD Projekt SA	1,201	49,112
Dino Polska SA*	828	92,509

Schedule of Investments – IQ Candriam International Equity ETF (formerly, IQ Candriam ESG International Equity ETF) (continued)

July 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (continued)
Poland (continued)
InPost SA*	3,105	$37,212
KGHM Polska Miedz SA(a)	2,352	73,040
mBank SA*	229	27,414
Polski Koncern Naftowy ORLEN SA*	10,040	179,682
Powszechna Kasa Oszczednosci Bank Polski SA	14,808	150,727
Powszechny Zaklad Ubezpieczen SA	9,820	99,636
Santander Bank Polska SA*	575	57,203

Total Poland		920,992

Portugal — 0.2%
Banco Comercial Portugues SA Class R*	126,515	34,635
EDP - Energias de Portugal SA	48,437	226,967
Jeronimo Martins SGPS SA	4,750	129,671
Navigator Co. SA (The)	3,688	12,963

Total Portugal		404,236

Singapore — 1.8%
CapitaLand Ascendas REIT	58,065	122,882
CapitaLand Integrated Commercial Trust	87,727	134,782
Capitaland Investment Ltd/Singapore	41,448	106,133
City Developments Ltd.	7,619	42,404
DBS Group Holdings Ltd.	31,564	814,417
Keppel Corp., Ltd.	24,803	137,857
Mapletree Logistics Trust	55,627	70,801
Mapletree Pan Asia Commercial Trust	37,536	46,644
Oversea-Chinese Banking Corp., Ltd.	55,447	555,389
Singapore Exchange Ltd.	14,130	103,330
Singapore Telecommunications Ltd.	133,599	267,641
STMicroelectronics NV	11,239	602,538
United Overseas Bank Ltd.	23,090	523,429
UOL Group Ltd.	9,071	48,026

Total Singapore		3,576,273

South Africa — 0.3%
Anglo American PLC	19,937	614,109

South Korea — 0.1%
Delivery Hero SE*	3,416	155,417

Spain — 2.1%
ACS Actividades de Construccion y Servicios SA	3,518	123,306
Amadeus IT Group SA	7,755	557,648
Banco Bilbao Vizcaya Argentaria SA	103,915	826,059
Cellnex Telecom SA*	9,836	402,771
Corp. ACCIONA Energias Renovables SA	992	31,303
EDP Renovaveis SA	5,097	97,614
Iberdrola SA	100,350	1,256,325
Mapfre SA	15,784	32,908
Naturgy Energy Group SA	2,162	66,124
Red Electrica Corp. SA	6,980	117,014
Repsol SA	22,036	337,711
Telefonica SA	89,206	381,318

Total Spain		4,230,101

Sweden — 2.5%
AAK AB	3,035	58,404
Alfa Laval AB	4,873	182,677
Atlas Copco AB, A Shares	43,716	622,821
	Shares	Value
Common Stocks (continued)
Sweden (continued)
Atlas Copco AB, B Shares	25,967	$321,143
Avanza Bank Holding AB(a)	2,043	46,333
Axfood AB	1,811	46,225
Beijer Ref AB(a)	6,455	87,971
Boliden AB	4,632	136,701
Castellum AB	6,287	71,770
Electrolux AB, B Shares	3,612	44,688
Elekta AB, B Shares	5,979	48,515
Embracer Group AB*(a)	12,411	35,736
EQT AB	7,715	184,587
Essity AB, B Shares	10,410	258,479
Fabege AB	4,336	37,634
H & M Hennes & Mauritz AB, B Shares(a)	10,768	181,183
Hexagon AB, B Shares	33,308	323,174
Holmen AB, B Shares(a)	1,571	60,627
Husqvarna AB, B Shares	6,620	65,113
Indutrade AB	4,609	96,895
Investment AB Latour, B Shares	2,325	46,909
Kinnevik AB, B Shares*	4,099	56,038
Nibe Industrier AB, B Shares	25,471	229,657
Securitas AB, B Shares	8,676	73,949
Skandinaviska Enskilda Banken AB, A Shares	27,880	338,434
SSAB AB, A Shares	3,797	24,132
SSAB AB, B Shares	10,957	67,093
Svenska Cellulosa AB SCA, B Shares	10,311	137,186
Svenska Handelsbanken AB, A Shares	25,287	222,367
Svenska Handelsbanken AB, B Shares(a)	607	6,632
Sweco AB, B Shares	3,122	32,208
Swedbank AB, A Shares	17,212	316,065
Swedish Orphan Biovitrum AB*	3,481	68,245
Tele2 AB, B Shares	9,548	71,986
Telia Co. AB(a)	39,974	86,092
Thule Group AB	1,801	56,288
Trelleborg AB, B Shares	3,418	91,179
Vitrolife AB	1,285	19,102
Volvo Car AB, B Shares*	8,200	40,581
Wallenstam AB, B Shares	6,016	23,509

Total Sweden		4,918,328

Switzerland — 5.2%
ABB Ltd.	28,207	1,134,332
Alcon, Inc.	8,490	725,154
Geberit AG	581	330,698
Givaudan SA	159	539,080
Kuehne + Nagel International AG	882	277,161
Lonza Group AG	1,278	744,818
Novartis AG	33,908	3,562,325
Partners Group Holding AG	368	415,186
SGS SA	2,561	249,467
Sika AG	2,513	784,760
Swisscom AG	438	283,158
Zurich Insurance Group AG	2,557	1,241,259

Total Switzerland		10,287,398

United Kingdom — 11.1%
3i Group PLC	16,281	414,142
abrdn PLC	34,567	103,139
Admiral Group PLC	3,301	90,424
Ashtead Group PLC	7,566	560,920
Associated British Foods PLC	6,021	158,812
AstraZeneca PLC	25,831	3,717,728
Auto Trader Group PLC	15,714	130,611
Aviva PLC	48,073	240,238
Barratt Developments PLC	16,977	99,759

Schedule of Investments – IQ Candriam International Equity ETF (formerly, IQ Candriam ESG International Equity ETF) (continued)

July 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Berkeley Group Holdings PLC	1,818	$101,659
BP PLC	274,244	1,704,299
British Land Co. PLC (The)	15,508	67,443
BT Group PLC(a)	120,026	188,407
Bunzl PLC	5,791	215,185
Burberry Group PLC	6,531	186,802
CK Hutchison Holdings Ltd.	46,026	283,874
Coca-Cola Europacific Partners PLC	3,499	221,802
Compass Group PLC	30,121	785,570
ConvaTec Group PLC	28,460	76,386
Croda International PLC	2,410	182,639
DCC PLC	1,705	98,960
DS Smith PLC	23,037	91,767
Halma PLC	6,516	187,463
Hargreaves Lansdown PLC	6,109	66,922
Informa PLC	24,051	234,627
InterContinental Hotels Group PLC	2,890	214,033
Intermediate Capital Group PLC	4,998	90,351
Intertek Group PLC	2,781	156,080
J Sainsbury PLC	30,190	107,753
JD Sports Fashion PLC	43,125	87,503
Johnson Matthey PLC	3,147	72,924
Kingfisher PLC	33,457	105,768
Land Securities Group PLC	11,621	96,801
Legal & General Group PLC	102,439	307,629
Lloyds Banking Group PLC	1,142,963	660,813
London Stock Exchange Group PLC	6,240	679,390
M&G PLC	38,488	99,339
National Grid PLC	63,484	842,549
NatWest Group PLC	90,882	285,669
Next PLC	2,084	188,984
Pearson PLC	12,354	137,431
Phoenix Group Holdings PLC	12,913	91,413
Reckitt Benckiser Group PLC	12,321	925,490
RELX PLC	32,752	1,104,081
Rentokil Initial PLC	43,278	353,592
Rightmove PLC	14,160	103,921
Sage Group PLC (The)	17,603	212,130
Schroders PLC	15,202	89,838
Segro PLC	20,849	204,678
Severn Trent PLC	4,334	142,420
Smith & Nephew PLC	15,080	229,922
Spirax-Sarco Engineering PLC	1,263	180,786
St James’s Place PLC	9,439	114,160
Taylor Wimpey PLC	60,941	89,662
Tesco PLC	126,376	419,514
Unilever PLC	43,182	2,328,531
United Utilities Group PLC	11,776	151,365
Vodafone Group PLC	419,737	401,964
Whitbread PLC	3,482	156,760
Wise PLC, Class A*	10,124	101,239
WPP PLC	18,530	203,036

Total United Kingdom		21,947,097

Schedule of Investments – IQ Candriam International Equity ETF (formerly, IQ Candriam ESG International Equity ETF) (continued)

July 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)

United States — 8.3%
CSL Ltd.	8,282	1,498,563
CyberArk Software Ltd.*	691	114,713
Experian PLC	15,856	613,871
GSK PLC	70,680	1,259,165
James Hardie Industries PLC*	7,636	223,727
Nestle SA	45,971	5,668,086
Roche Holding AG	499	166,362
Roche Holding AG	12,112	3,780,939
Schneider Electric SE	9,300	1,661,509
Stellantis NV	37,988	780,878
Swiss Re AG	4,992	523,473
Tenaris SA	8,043	$134,170

Total United States		16,425,456

Total Common Stocks
(Cost $183,348,933)		197,089,531

Preferred Stocks — 0.4%
Germany - 0.4%
Bayerische Motoren Werke AG, 8.68%	965	108,737
Sartorius AG, 0.39%	431	178,342
Volkswagen AG, 23.19%	3,160	420,037

Total Germany		707,116

Total Preferred Stocks
(Cost $816,448)		707,116

Short-Term Investments — 0.4%
Money Market Funds — 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%(c)(d)	714,349	714,349
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(c)	11,674	11,674

Total Short-Term Investments
(Cost $726,023)		726,023

Total Investments — 100.0%
(Cost $184,891,404)		198,522,670

Other Assets and Liabilities, Net — 0.0%(b)		67,217
Net Assets — 100.0%		$198,589,887

Schedule of Investments – IQ Candriam International Equity ETF (formerly, IQ Candriam ESG International Equity ETF) (continued)

July 31, 2023 (Unaudited)

		% of
Industry	Value	Net Assets
Financials	$37,061,991	18.7%
Health Care	29,919,127	15.1
Industrials	27,614,497	13.9
Consumer Discretionary	22,468,350	11.3
Information Technology	19,360,637	9.7
Consumer Staples	17,456,991	8.8
Materials	12,898,577	6.5
Energy	10,937,417	5.5
Communication Services	9,244,913	4.7
Real Estate	5,569,874	2.8
Utilities	5,264,273	2.6
Money Market Funds	726,023	0.4
Total Investments	$198,522,670	100 .0%
Other Assets and Liabilities, Net	67,217	0 .0
Total Net Assets	$198,589,887	100 .0%

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,075,218; total market value of collateral held by the Fund was $2,236,897. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,522,548.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at July 31, 2023.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments – IQ Candriam International Equity ETF (formerly, IQ Candriam ESG International Equity ETF) (continued)

July 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$197,089,531	$—	$—	$197,089,531
Preferred Stocks	707,116	—	—	707,116
Short-Term Investments:
Money Market Funds	726,023	—	—	726,023
Total Investments in Securities	$198,522,670	$—	$—	$198,522,670

(e)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended July 31, 2023 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.